SCHEDULE OF RECONCILIATION OF INCOME TAX RATE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Income before income taxes	$ 125	$ 171	$ 1,235	$ 799
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense at statutory rate		$ 29	$ 210	$ 136
Tax effect on non-deductible expenses		10	7	15
Tax effect on non-taxable income			(9)	(8)
Corporate tax exemption		(22)	(17)	(17)
Deferred tax assets not recognized				10
Effect of lower tax rates in foreign jurisdictions		23
Over adjustment to tax in respect of prior year		(5)
Corporate tax rebate		(16)	(40)
Utilization of prior year tax losses		(20)	(34)
Income tax expense	$ (1)	$ (1)	$ 117	$ 136